Retirement Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Maximum percent of compensation which may be contributed to plan	60.00%
Contributions to defined contribution plans	$ 99,761	$ 90,453
Scenario One [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Percent of match	100.00%
Maximum percent of compensation matched	3.00%
Scenario Two [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Percent of match	50.00%
Maximum percent of compensation matched	2.00%